LONG-TERM BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2012
Long-term bank loan
Schedule of contractual maturities of loans
Year	Amount

2013	—
2014	—
2015	1,432
2016	1,671
2017 and thereafter	1,670
Total long-term bank loan	4,773

Long-Term Bank Loan
Long-term bank loan
Schedule of Long-term debt
December 31, 2012
Loan from China Construction Bank, Tianjin branch, at 7.25% per annum	4,773

Total long-term bank loan	4,773